Related Party Transactions (Details) - USD ($) $ in Thousands					10 Months Ended		12 Months Ended
	Nov. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 08, 2023	Dec. 31, 2022	Nov. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Feb. 01, 2027
Related Party Transactions [Line Items]
Balance of due to related party							$ 628	$ 628
Borrowing guaranteed							9,314	10,209
Nobel Consumer Corporation [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements					$ 595	$ 300	338	480
Loan agreements term						2 years
Interest rate per annum						2.00%
Related party total amount				$ 520
Accrued interest expenses							64
Fu-Feng Kuo [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements					$ 342		713	1,083
Loan agreements term					2 years
Interest rate per annum					2.00%
Repaid amount				$ 120
Accrued interest expenses							53
Panatoz Corporation [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements							911	$ 463
Accrued interest expenses							$ 21
Health Ever Biotech Co., Ltd. (“HEB”) [Member]
Related Party Transactions [Line Items]
Loan agreements term							2 years	2 years
Interest rate per annum							2.00%	2.00%
Zhao Jian Fu Co., Ltd.[Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements							$ 465
Accrued interest expenses							$ 9
Subsequent Event [Member] | Nobel Consumer Corporation [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements			$ 655
Subsequent Event [Member] | Fu-Feng Kuo [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements			98
Subsequent Event [Member] | Panatoz Corporation [Member]
Related Party Transactions [Line Items]
Aggregate amount of loan agreements			$ 152
Subsequent Event [Member] | Health Ever Biotech Co., Ltd. (“HEB”) [Member]
Related Party Transactions [Line Items]
Loan agreements term			2 years
Interest rate per annum			2.00%
Forecast [Member] | Nobel Consumer Corporation [Member]
Related Party Transactions [Line Items]
Aggregate amount	$ 200	$ 200
Related party total amount									$ 100